Quarterly Report
January 31, 2020
MFS®  Lifetime®  2050 Fund

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.2%
MFS Inflation-Adjusted Bond Fund - Class R6	629,660	$6,712,178
MFS Total Return Bond Fund - Class R6	597,820	6,695,586
		$13,407,764
International Stock Funds – 27.8%
MFS Blended Research Emerging Markets Equity Fund - Class R6	196,951	$2,530,820
MFS Blended Research International Equity Fund - Class R6	2,555,365	28,236,780
MFS Emerging Markets Equity Fund - Class R6	72,268	2,538,056
MFS International Growth Fund - Class R6	249,291	9,034,286
MFS International Intrinsic Value Fund - Class R6	200,854	9,084,627
MFS International New Discovery Fund - Class R6	295,087	10,319,191
MFS Research International Fund - Class R6	537,507	10,341,638
		$72,085,398
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	2,597,577	$12,909,957
MFS Global Real Estate Fund - Class R6	743,770	13,209,362
		$26,119,319
U.S. Stock Funds – 56.9%
MFS Blended Research Core Equity Fund - Class R6	367,078	$10,351,585
MFS Blended Research Growth Equity Fund - Class R6	1,013,712	15,570,616
MFS Blended Research Mid Cap Equity Fund - Class R6	2,138,139	25,892,867
MFS Blended Research Small Cap Equity Fund - Class R6	470,172	6,394,343
MFS Blended Research Value Equity Fund - Class R6	1,158,509	15,500,843
MFS Growth Fund - Class R6	118,568	15,717,370
MFS Mid Cap Growth Fund - Class R6	562,191	13,059,706
MFS Mid Cap Value Fund - Class R6	521,811	12,920,049
MFS New Discovery Fund - Class R6	99,631	3,228,056
MFS New Discovery Value Fund - Class R6	201,647	3,208,203
MFS Research Fund - Class R6	223,271	10,382,111
MFS Value Fund - Class R6	354,244	15,487,523
		$147,713,272
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.62% (v)	266,614	$266,640
Total Investment Companies		$259,592,393

Other Assets, Less Liabilities – (0.0)%		(46,727)
Net Assets – 100.0%		$259,545,666
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $259,592,393.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$259,592,393	$—	$—	$259,592,393
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$8,428,129	$1,881,572	$475,878	$(676)	$518,438	$10,351,585
MFS Blended Research Emerging Markets Equity Fund	2,105,194	735,912	250,007	(2,105)	(58,174)	2,530,820
MFS Blended Research Growth Equity Fund	12,635,554	2,753,801	904,589	8,113	1,077,737	15,570,616
MFS Blended Research International Equity Fund	23,202,105	6,501,150	1,949,192	(29,604)	512,321	28,236,780
MFS Blended Research Mid Cap Equity Fund	21,205,452	5,265,289	1,149,028	8,182	562,972	25,892,867
MFS Blended Research Small Cap Equity Fund	5,258,300	1,620,137	388,530	(1,952)	(93,612)	6,394,343
MFS Blended Research Value Equity Fund	12,669,646	3,106,792	620,355	(4,378)	349,138	15,500,843
MFS Commodity Strategy Fund	10,472,324	4,148,863	648,740	(78,725)	(983,765)	12,909,957
MFS Emerging Markets Equity Fund	2,100,648	712,298	236,727	(823)	(37,340)	2,538,056
MFS Global Real Estate Fund	10,601,864	3,304,495	1,272,682	40,040	535,645	13,209,362
MFS Growth Fund	12,670,625	2,131,941	1,015,057	35,871	1,893,990	15,717,370
MFS Inflation-Adjusted Bond Fund	5,268,916	1,891,365	723,518	1,512	273,903	6,712,178
MFS Institutional Money Market Portfolio	224,333	3,345,110	3,302,843	36	4	266,640
MFS International Growth Fund	7,408,131	1,688,584	469,268	(2,121)	408,960	9,034,286
MFS International Intrinsic Value Fund	7,422,120	1,802,938	384,765	553	243,781	9,084,627
MFS International New Discovery Fund	8,439,715	2,094,555	462,294	(5,600)	252,815	10,319,191
MFS Mid Cap Growth Fund	10,599,522	1,983,520	929,537	54,032	1,352,169	13,059,706
MFS Mid Cap Value Fund	10,575,728	2,483,117	582,943	1,518	442,629	12,920,049
MFS New Discovery Fund	2,638,052	705,149	252,755	11,294	126,316	3,228,056
MFS New Discovery Value Fund	2,636,486	763,428	224,210	1,270	31,229	3,208,203
MFS Research Fund	8,463,023	1,686,764	495,063	4,512	722,875	10,382,111
MFS Research International Fund	8,461,840	1,780,766	499,939	(4,242)	603,213	10,341,638
MFS Total Return Bond Fund	5,272,758	1,809,105	692,160	3,685	302,198	6,695,586
MFS Value Fund	12,754,438	2,665,647	709,567	7,344	769,661	15,487,523
	$211,514,903	$56,862,298	$18,639,647	$47,736	$9,807,103	$259,592,393
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$163,656	$347,647
MFS Blended Research Emerging Markets Equity Fund	48,300	—
MFS Blended Research Growth Equity Fund	131,437	539,986
MFS Blended Research International Equity Fund	823,693	—
MFS Blended Research Mid Cap Equity Fund	392,230	801,664
MFS Blended Research Small Cap Equity Fund	85,596	32,296
MFS Blended Research Value Equity Fund	335,130	—
MFS Commodity Strategy Fund	234,894	—
MFS Emerging Markets Equity Fund	47,983	—
MFS Global Real Estate Fund	706,522	—
MFS Growth Fund	—	232,192
MFS Inflation-Adjusted Bond Fund	108,034	—

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,183	$—
MFS International Growth Fund	98,584	33,518
MFS International Intrinsic Value Fund	105,012	253,072
MFS International New Discovery Fund	130,191	143,213
MFS Mid Cap Growth Fund	—	100,285
MFS Mid Cap Value Fund	185,644	102,708
MFS New Discovery Fund	69,441	136,426
MFS New Discovery Value Fund	73,199	75,015
MFS Research Fund	127,324	260,419
MFS Research International Fund	198,152	—
MFS Total Return Bond Fund	134,009	—
MFS Value Fund	237,354	186,436
	$4,441,568	$3,244,877
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